DIGITAL ASSET TREASURY ACTIVITY	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
DIGITAL ASSET TREASURY ACTIVITY

NOTE 3 – DIGITAL ASSET TREASURY ACTIVITY

During the three months ended September 30, 2025, the Company facilitated the receipt and conversion of approximately $500,000 in digital assets through a third-party exchange platform (Cube Exchange). These transactions were conducted solely for the purpose of converting cryptocurrency into U.S. dollars to support operating liquidity.

The Company does not hold digital assets for investment or treasury purposes and had no crypto asset holdings or balances in transfer accounts as of September 30, 2025.

The Company accounts for digital assets in accordance with ASC 350-60, Intangibles—Goodwill and Other—Crypto Assets. Under this guidance, digital assets are measured at fair value, with changes in fair value recognized in earnings. However, because all digital assets received during the period were promptly converted to fiat currency, no material gains or losses were recognized in connection with these transactions.

The Company maintains internal controls over digital asset transfers, including:

●	Verification of counterparties and wallet addresses,
●	Authorization protocols for initiating transfers, and
●	Daily reconciliation of crypto-to-fiat conversions.

The Company does not classify digital assets as cash or cash equivalents under ASC 305, and such assets are not included in liquidity metrics unless and until converted to fiat currency.